Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Summary of Significant Accounting Policies
Schedule of property, plant and equipment useful life

Computer hardware	3 years
Furniture, fixtures and equipment	5 – 7 years
Leasehold improvements	Lesser of lease term or estimated useful life

Schedule of estimated useful life of Identifiable Intangible Assets, net

Customer relationships	2 – 14 years
Databases and content	13 – 20 years
Trade names	Indefinite

Schedule of adoption of ASC 606

	Year Ended December 31, 2017
		New Revenue
	As Previously	Standard
	Reported*	Adjustment	As Adjusted
Statement of Operation
Revenues, net	$919,749	$(2,115)	$917,634
Cost of revenues, excluding depreciation and amortization	(394,264)	49	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(346,836)	3,693	(343,143)
Total operating expenses	(1,068,403)	3,742	(1,064,661)
Loss from operations	(148,654)	1,627	(147,027)
Loss before income tax	(286,850)	1,627	(285,223)
Net Loss	$(265,557)	$1,627	$(263,930)

	December 31, 2017
		New Revenues
	As Previously	Standard
	Reported	Adjustment	As Adjusted
Balance Sheet
Prepaid expenses	$29,465	$(1,070)	$28,395
Total current assets	444,978	(1,070)	443,908
Other non-current assets	54,569	5,460	60,029
Total assets	4,000,721	4,390	4,005,111
Current portion of deferred revenues	356,002	5,258	361,260
Total current liabilities	655,815	5,258	661,073
Total liabilities	2,713,747	5,258	2,719,005
Accumulated deficit	(389,231)	(868)	(390,099)
Total Shareholders’ Equity	1,286,974	(868)	1,286,106
Total Liabilities and Shareholders’ Equity	$4,000,721	$4,390	$4,005,111

*Reflects additional reclassifications of certain expenses to align the presentation with how the Company currently manages these expenses. Refer to Note 1 — Background and Nature of Operations for further details.